SEGMENTED INFORMATION (Tables)	3 Months Ended
Mar. 31, 2023
Schedule Of Condensed Consolidated Interim Statements Of Operations
	March 31, 2023	March 31, 2022

Silver	$3,608	$3,896
Gold	3,135	2,442
Copper	4,689	7,053
Penalties, treatment costs and refining charges	(1,607)	(2,344)

Total revenue from mining operations	$9,825	$11,050

Schedule Of Revenues From Customers
	March 31, 2023	March 31, 2022

Customer #1	$9,225	$8,985
Customer #2	600	-
Other customers	-	2,065

Total revenue from mining operations	$9,825	$11,050

Schedule Of Geographical Information Of Company's Non-current Assets
	March 31, 2023	December 31, 2022
Exploration and evaluation assets - Mexico	$50,093	$49,803
Exploration and evaluation assets - Canada	1	1
Total exploration and evaluation assets	$50,094	$49,804
	March 31, 2023	December 31, 2022
Plant, equipment, and mining properties - Mexico	$48,368	$43,812
Plant, equipment, and mining properties - Canada	240	244
Total plant, equipment, and mining properties	$48,608	$44,056